Financial Instruments - Summary Of Contingent Consideration (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Contingent Consideration [Abstract]
Balance at the beginning of the year		₨ (429)	₨ (3,053)
Addition through Business combination		(1,537)	0
Reversals	[1]	169	1,300
Payouts		0	1,294
Finance expense (recognized)/reversed in consolidated statement of income		(47)	55
Translation adjustment		(20)	(25)
Balance at the end of the year		₨ (1,864)	₨ (429)

[1]	Towards change in fair value of earn-out liability as a result of changes in estimates of revenue and earnings over the earn-out period.